Concentration on Revenues and Cost of Goods Sold - Schedule of Major Customers of Accounts Receivable, Net (Details) - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	$ 8,832,062	$ 9,638,350
Company A [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	2,018,589	1,370,447
Company B [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	1,631,916	2,143,828
Company C [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	1,008,343	1,415,116
Company D [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	985,379	294,088
Company E [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	861,405	700,693
Company F [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	719,503	1,582,994
Company G [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	557,784	191,626
Company H [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	546,310	746,874
Company I [Member]
Major customers of the Company’s accounts receivable, net
Accounts receivable, net	$ 502,833	$ 1,192,684
Customer Concentration Risk [Member] | Major Customers [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	55.90%	55.54%
Customer Concentration Risk [Member] | Major Customers [Member] | Company A [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	12.78%	7.90%
Customer Concentration Risk [Member] | Major Customers [Member] | Company B [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	10.33%	12.36%
Customer Concentration Risk [Member] | Major Customers [Member] | Company C [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	6.38%	8.16%
Customer Concentration Risk [Member] | Major Customers [Member] | Company D [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	6.24%	1.69%
Customer Concentration Risk [Member] | Major Customers [Member] | Company E [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	5.45%	4.04%
Customer Concentration Risk [Member] | Major Customers [Member] | Company F [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	4.55%	9.12%
Customer Concentration Risk [Member] | Major Customers [Member] | Company G [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	3.53%	1.10%
Customer Concentration Risk [Member] | Major Customers [Member] | Company H [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	3.46%	4.30%
Customer Concentration Risk [Member] | Major Customers [Member] | Company I [Member] | Accounts Receivable [Member]
Major customers of the Company’s accounts receivable, net
Percentage of revenues	3.18%	6.87%